Derivative Instruments and Collections on Behalf of Third Parties - Schedule of Covered Risk Transactions (Details) - Forward [Member] $ / shares in Units, $ in Millions	12 Months Ended
	Dec. 31, 2024 COP ($) $ / shares	Dec. 31, 2024 COP ($) € / shares	Dec. 31, 2023 COP ($) $ / shares	Dec. 31, 2023 COP ($) € / shares
Schedule of Covered Risk Transactions [Line Items]
Nature of the covered risk	Exchange rate	Exchange rate	Exchange rate	Exchange rate
Covered item	Foreign currency liabilities	Foreign currency liabilities	Foreign currency liabilities	Foreign currency liabilities
Notional amount | (per share)	$ 16.6	€ 4.02	$ 34.6	€ 4.11
Fair value	$ 1,174	€ 1,174	$ 11,299	€ 11,299